Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Taxes [Abstract]
Effects of income tax expense exemptions and tax reductions

	Years ended December 31,
	2013	2012
Tax exemption effect	$1,035,909	$1,223,766
Tax reduction due to loss carry-forward	8,152	9,751
Loss not subject to income tax	(3,962)	(20,636)
Basic net income per share effect	$(0.02)	$(0.03)
Diluted net income per share effect	$(0.02)	$(0.03)

Summary of difference between U.S. statutory federal tax rate and Company's effective tax rate
Years ended December 31,
	2013	2012
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC EIT rate	25%	25%
PRC tax exemption and reduction	(25%)	(25%)
Total provision for income taxes	-	-

Summary of net deferred tax assets
	December 31, 2013	December 31, 2012
U.S. tax benefit of net operating loss carry forward	$1,107,865	$1,019,238
Valuation allowance	(1,107,865)	(1,019,238)
Net deferred tax assets	$-	$-